Note 16 - Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2018	2017

Shares issued and outstanding at beginning of period	38,934,161	38,648,461
Weighted average number of shares: Issued during the period	221,293	181,523
Weighted average number of shares used in computing basic earnings per share	39,155,454	38,829,984
Assumed exercise of stock options acquired under the Treasury Stock Method	639,161	477,870
Number of shares used in computing diluted earnings per share	39,794,615	39,307,854